Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016		May 02, 2015	May 03, 2014
Number of Shares
Beginning Balance	324	455		1,039
Granted	0	0		0
Exercised	(31)	(111)		(83)
Forfeited	(38)	(239)		(501)
Adjustment due to the Spin-Off of B&N Education		219
Ending Balance	255	324		455	1,039
Vested and expected to vest in the future at end of period	255
Exercisable at end of period	255
Available for grant at end of period	7,261
Weighted Average Exercise Price
Beginning Balance	$ 11.29	$ 16.62		$ 20.14
Granted	0.00	0.00	[1]	0.00
Exercised	9.91	11.71	[1]	15.47
Forfeited	21.14	10.89	[1]	24.12
Adjustment due to the Spin-Off of B&N Education		0
Ending Balance	9.99	$ 11.29		$ 16.62	$ 20.14
Vested and expected to vest in the future at end of period	9.99
Exercisable at end of period	$ 9.99
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term	4 years 7 months 13 days	5 years 1 month 2 days		6 years 3 months 8 days	4 years 6 months 10 days
Vested and expected to vest in the future at end of period	4 years 7 months 13 days
Exercisable at end of period	4 years 7 months 13 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 11	$ 516		$ 3,114	$ 725
Vested and expected to vest in the future at end of period	11
Exercisable at end of period	$ 11

[1]	Weighted average exercise price is calculated using exercise price prior to the Spin-Off and after the Spin-Off.